Events during and after the reporting period	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events during and after the reporting period
Note 26 – Events during and after the reporting period

-     On January 17, 2023, Mr. Erez Winner finished his position as the company CEO, but continues to provide management services to the company in the field of business development, building and manufacture.

- On January 17, 2023, Mr. Yosef Williger was appointed as the company active CEO.

- On September 16, 2021, the Company’s Board of Directors announced a dividend distribution in the amount of NIS 60 million (NIS 4.33 per share).

- On March 15, 2022, the Company's Board of Directors announced a dividend distribution in the amount of NIS 20 million (a total of NIS 1.44 per share).

- On August 31, 2022, the Company's Board of Directors announced a dividend distribution in the amount of NIS 20 million (a total of NIS 1.44 per share).

- On November 24, 2022, the Company's Board of Directors announced a dividend distribution in the amount of NIS 15 million (a total of NIS 1.08 per share).

- On March 24, 2023, the Company's Board of Directors announced a dividend distribution in the amount of NIS 30 million (a total of NIS 2.16 per share).

- On August 30, 2023, the Company's Board of Directors announced a dividend distribution in the amount of NIS 10 million (a total of NIS 0.72 per share).

-     On February 14, 2024, the Company received a notification letter from the Competition Authority, according to which the authority is considering filing an indictment against the Company, subject to a hearing, on the grounds of the suspicions listed in the "Letter of Suspicions". In addition, A similar message was further delivered to the chairman of the board of directors of the Company, Mr. Zwi Williger, one of the controlling owners of the Company. On April 17, 2024, a hearing was held regarding the aforementioned matter, in which the company and Mr. Williger presented their arguments before the Competition Authority.

-     On July 17, 2024, the company reached an agreement with the Competition Authority regarding the payment of financial sanctions totaling approximately 11.6 million NIS for alleged violations of the Food Industry Competition Promotion Law of 2014, without admission of violation. The aforementioned arrangement was approved by the Company's board of directors. The Company included the expense related to this agreement in its financial statements under other expenses.

-      On July 21, 2024, following an agreement with the Competition Authority, a request for document disclosure was filed pursuant to Section 198a of the Companies Law, 5759-1999, in the Tel Aviv-Jaffa District Court against the Company to examine the possibility of filing a derivative claim for alleged violations of the Food Industry Competition Promotion Law, 5774-2014. As part of the request, the court was asked to order the Company to provide various documents related to these events to the petitioner. On December 24, 2024, the Company filed a response to the request. On February 18, 2025, the parties filed a mutual withdrawal request. The court approved the withdrawal request on the same day.

-      On May 3, 2022, the Board of Directors of the Company adopted an options plan for employees and officers of the Company. As part of the options plan, the Company allocated, in a private placement, a total of 164,000 non-tradable option warrants that can be exercised for up to 164,000 ordinary shares of the Company, representing at the date of this report approximately 1.18% of the equity and voting rights in the Company before the allocation and approximately 1.17% after the allocation. However, the actual number of shares allocated may be lower than stated, as the offerees will be entitled to exercise the option warrants via "cashless" method, meaning the allocation of shares in an amount reflecting the monetary benefit inherent in the offered option warrants. The exercise price as of the report date for each option is NIS 49.16. Shares resulting from the exercise of the option warrants will be subject to restrictions on resale on the stock exchange according to the provisions of Section 15C of the Securities Law, 1968, and the Securities Regulations (Details Regarding Sections 15A and 15C of the Law), 2000 (Regulation 5 of the said regulations).

-      The year 2024 was a challenging year for the state of Israel as a whole and for the Israeli economy in particular. challenging period which began on October 7, 2023, following an unprecedented terrorist attack from the Gaza Strip on the state of Israel, and has continued for about a year and four months. The war was conducted in many fronts, including Gaza, Lebanon, Iran and Syria, and had impact on all sectors of the Israeli economy.

The growth forecast for 2024 was revised downward, mainly due to lower-than-expected growth for the first half and the effects of the recent security escalation on activity. Supply constraints make it difficult for economic activity to converge to the pre-war trend, and the ongoing geopolitical uncertainty is reflected in the rise of the economy's risk premium. Due to the continued fighting and its consequences, in September 2024, the international credit rating agency Moody's announced a downgrade of Israel's credit rating by two levels from A2 to BAA1 with a negative outlook, after during the first quarter of 2024, Moody's downgraded Israel's credit rating from A1 stable outlook to A2 negative outlook. Additionally, against the backdrop of the escalating conflict with Iran, during the second quarter, the international credit rating agency S&P downgraded Israel's credit rating from AA- to A+. Despite the many difficulties and challenges in the business environment, the Israeli economy showed strength and from the second half of 2024, there was a recovery in economic activity and a relatively good coping with the challenges of the period.

The Company imports various food products, including from Turkey. Due to the Turkish government's decision to impose restrictions on the export of products from Turkey to Israel, the Company is working to find alternatives and other suppliers from other countries. The company's activity is, among other things, supplying basic food products, the sale of which was not significantly affected by the war situation and even increased shortly after the outbreak of the war, mainly through orders of products with long shelf lives. Due to repeated attacks by Houthi forces on ships in the Red Sea area, which led to the decision of many shipping companies to stop sailing in the Red Sea, which is a main and significant maritime trade route between the Far East and Israel, and to change shipping routes to bypass Africa, or alternatively, to suspend or stop their arrival to Israel altogether. As a result, shipping time from the Far East has extended by about 3-4 weeks, thereby increasing the cost of maritime shipping and causing delays in receiving goods. About 35% of imported products originate from the Far East, therefore - according to the company's assessment, a significant increase in the cost of maritime shipping could adversely affect the company's results. In practice, according to the company's assessment, from the beginning of the war until the date of the report, the war did not have a material impact on the company's financial position and results of operations. In addition, the company managed to maintain operational and functional continuity, including maintaining an effective workforce, adequate inventory levels, and continued effective activity with its customers and suppliers. Due to the uncertainty regarding the scope of the fighting and the duration of the war, the company is unable at this time to accurately assess the scope and nature of additional future effects of the war on its results.